SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates and Linkage Basis) (Details) - Points	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.46	3.75	3.47
Percentage Increase (Decrease) during the year ended	(7.80%)	8.10%	(9.80%)
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.88	4.29	4.15
Percentage Increase (Decrease) during the year ended	(9.60%)	3.40%	2.70%
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	100.8	100.2	99.4
Percentage Increase (Decrease) during the year ended	0.60%	0.80%	0.40%